Retirement Benefits (Components Of Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 81	[1]	$ 73	[1]	$ 65
Interest cost	166	[1]	175	[1]	181
Expected return on plan assets	(208)		(211)		(208)
Transition obligation	0		0		0
Prior service cost	(3)		(1)		6
Actuarial loss	75		41		18
Net periodic benefit cost	111		77		62
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	22	[1]	20	[1]	18
Interest cost	47	[1]	54	[1]	58
Expected return on plan assets	(56)		(50)		(51)
Transition obligation	2		2		2
Prior service cost	(6)		(6)		(6)
Actuarial loss	5		3		0
Net periodic benefit cost	$ 14		$ 23		$ 21

[1]	Not applicable.